Nature of business and organization (Tables)	12 Months Ended
Jun. 30, 2023
Nature of business and organization
Schedule of consolidated financial statements reflect the activities of Bit Origin

Name	Background	Ownership
SonicHash Canada	· A Canada company	100% owned by Bit Origin
SonicHash Singapore	· A Singapore company	100% owned by Bit Origin
SonicHash US	· A US company	100% owned by Bit Origin
Xiangtai BVI	· A British Virgin Islands company	100% owned by Bit Origin *Disposed in April 2022
Xiangtai HK	· A Hong Kong company	100% owned by Xiangtai BVI *Disposed in April 2022
Xiangtai WFOE	· A PRC limited liability company and deemed a wholly foreign-owned enterprise (“WFOE”)	100% owned by Xiangtai HK *Disposed in April 2022
CQ Penglin	· A PRC limited liability company · Slaughtering, processing, packing, and selling various processed meat products.	VIE of Xiangtai WFOE *Disposed in April 2022
GA Yongpeng	· A PRC limited liability company · Slaughtering, processing, packing and selling various processed meat products.	100% owned by Xiangtai WFOE *Disposed in April 2022
CQ Pengmei	· A PRC limited liability company · Grocery stores selling daily necessities	100% owned by Xiangtai WFOE *Disposed in April 2022
JMC	· A PRC limited liability company · Feed raw materials and formula solutions wholesales.	51 % VIE of Xiangtai WFOE *Disposed in April 2022
Silanchi	· A British Virgin Islands company	100% owned by Bit Origin *Disposed in April 2022
Haochuangge	· A Hong Kong company	100% owned by Silanchi *Disposed in April 2022
Gangyixing WFOE	· A PRC limited liability company and deemed a wholly foreign-owned enterprise (“WFOE”)	100% owned by Haochuangge *Disposed in April 2022
Fu Tong Ge	· A PRC limited liability company	VIE of Gangyixing WFOE *Disposed in April 2022